Prepayments, Receivables and Other Assets	6 Months Ended
Sep. 30, 2023
Prepayments, Receivables And Other Assets, Net [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

NOTE 5 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

Prepayments, receivables and other assets consisted of the following as of September 30, 2023 and March 31, 2023:

	September 30, 2023 (Unaudited)	March 31, 2023

Receivable from a third-party company	$426,261	$473,237
Others	164,082	230,642
Total prepayments, receivables and other assets	590,343	703,879
Less: allowance for doubtful accounts	(452,365)	(473,237)
Prepayments, receivables and other assets, net	$137,978	$230,642

In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “Fund” or “Huangshan Panjie”). The company is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019. In June 2020, the Company agreed with the Fund, the GP and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. For the years ended March 31, 2022 and 2021, the company received payment of $15,581 (RMB 100,000) and $3.1 million (RMB 21.25 million) from Huangshan Panjie, respectively. For the year ended March 31, 2023, the Company received payment of $58,381 (RMB 400,000) from Huangshan Panjie. For the six months ended September 30, 2023, the Company received payment of $19,639 (RMB 140,000) from Huangshan Panjie. The Company has made efforts to collect the remaining balance via court order. As September 30, 2023, the Company recorded bad debt expenses of $426,261 (RMB 3.11 million) for the remaining balance in full.